TAXES ON INCOME (Components of Income Tax) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Domestic
Foreign	(967)	382	(55)
Current Income Tax Expense (Benefit), Total	$ (967)	$ 382	$ (55)